Income Taxes	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Income Taxes
13.	Income Taxes
Current and deferred tax expenses
The components of income tax expenses for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Current tax expense
Current year	20,752	18,145	25,839
Adjustments for current tax of prior periods	262	605	(420)

Subtotal	21,014	18,750	25,419

Deferred tax expense
Origination and reversal of temporary differences	4,138	9,094	10,286
(Recognition of previously unrecognized) /Derecognition of previously recognized tax losses	(618)	(1,131)	9,825
Derecognition of previously recognized/(recognition of previously unrecognized) deductible temporary differences	2,250	(1,335)	(34,280)

Subtotal	5,770	6,628	(14,169)

Income taxes	26,784	25,378	11,250

The Company and its subsidiaries in Japan are mainly subject to Japanese national and local income taxes, inhabitant tax, and enterprise tax. The statutory tax rates in Japan for the fiscal years ended March 31, 2018, 2019, and 2020, are 31.0%, 30.5%, and 30.5%, respectively. The tax law changed during the fiscal year ended March 31, 2019, which resulted in the reduction in the statutory tax rate for the Company and its subsidiaries in Japan. The foreign subsidiaries are subject to taxes based on income at rates ranging from 0.0% to 34.9%.
Reconciliation between the Japanese statutory income tax rate and the effective tax rate of the Company for the fiscal years ended March 31, 2018, 2019, and 2020, is as follows:

	(%)
	2018	2019	2020
Statutory tax rate	31.0	30.5	30.5

Movement in tax rate
Effects of undistributed earnings	(0.6)	7.1	0.3
Effects of investments accounted for using the equity method	(1.7)	(1.9)	(0.9)
Non-deductible expenses	1.2	1.1	1.3
Differences in tax rates applied to foreign subsidiaries	0.6	0.3	1.3
(Recognition or use of previously unrecognized) / derecognition of previously recognized tax losses	(0.7)	(1.5)	4.0
Derecognition of previously recognized / (recognition of previously unrecognized) deductible temporary differences	2.6	(1.7)	(30.0)
Others	(1.6)	(1.1)	2.6

Effective tax rate	30.8	32.8	9.1

As a result of the assessment of the recoverability of deferred tax assets, due to an improved long-term prospect of its ability to generate future taxable profit which is re
flected in
the improvement in the NEC Group’s operating results for the fiscal year ended March 31, 2020, despite the adverse impact of significant uncertainty caused by the
COVID-19
pandemic, the effective tax rate for the fiscal year ended March 31, 2020 became lower than the statutory tax rate. The decrease in the effective tax rate was mainly due to the recognition of deferred tax assets for previously unrecognized deductible temporary differences.

Deferred taxes
Major components of deferred tax assets and liabilities as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	As of April 1, 2018	Changes in accounting policies	Recognized through profit or loss	Recognized in other comprehensive income	Acquisitions by business combinations	As of March 31, 2019
Deferred tax assets:
Accrued expenses and product warranty liabilities	31,455	—	2,329	—	—	33,784
Write-off of inventories	24,626	—	(2,068)	—	—	22,558
Depreciation	16,688	—	(3,006)	—	—	13,682
Elimination of unrealized profit from intercompany transactions among consolidated companies	7,077	—	(298)	—	—	6,779
Investments in associates	3,826	—	(1,987)	85	—	1,924
Provision for retirement benefits	74,057	—	(12,315)	12,302	—	74,044
Tax losses carried forward	31,846	—	3,140	—	—	34,986
Others	16,718	205	8,118	(45)	110	25,106

Total deferred tax assets	206,293	205	(6,087)	12,342	110	212,863
Offset with deferred tax liabilities	(63,891)					(62,352)

Total deferred tax assets, net	142,402					150,511

Deferred tax liabilities:
Valuation differences due to equity instruments measured at fair value through other comprehensive income	(33,428)	—	—	1,410	—	(32,018)
Undistributed earnings	(14,790)	—	(2,095)	228	—	(16,657)
Gain on contribution of securities to the retirement benefit trust	(12,072)	—	127	—	—	(11,945)
Valuation differences due to business combination	(17,040)	—	2,302	—	(9,841)	(24,579)
Others	(1,480)	—	782	—	(2,467)	(3,165)

Total deferred tax liabilities	(78,810)	—	1,116	1,638	(12,308)	(88,364)
Offset with deferred tax asset	63,891					62,352

Total deferred tax liabilities, net	(14,919)					(26,012)

Net deferred tax asset	127,483					124,499

	JPY (millions)
	As of April 1, 2019	Recognized through profit or loss	Recognized in other comprehensive income	Acquisitions by business combinations	Transfer to assets held for sale	As of March 31, 2020
Deferred tax assets:
Accrued expenses and product warranty liabilities	33,784	550	—	—	(722)	33,612
Write-off of inventories	22,558	(764)	—	—	(721)	21,073
Depreciation	13,682	(1,170)	—	—	(6)	12,506
Elimination of unrealized profit from intercompany transactions among consolidated companies	6,779	1,259	—	—	(344)	7,694
Investments in associates	1,924	(453)	16	—	(21)	1,466
Provision for retirement benefits	74,044	16,216	(679)	—	(174)	89,407
Tax losses carried forward	34,986	(12,263)	—	—		22,723
Others	25,106	4,218	—	—	(347)	28,977

Total deferred tax assets	212,863	7,593	(663)	—	(2,335)	217,458
Offset with deferred tax liabilities	(62,352)					(52,275)

Total deferred tax assets, net	150,511					165,183
Deferred tax liabilities:
Valuation differences due to equity instruments measured at fair value through other comprehensive income	(32,018)	515	7,358	—	—	(24,145)
Undistributed earnings	(16,657)	(553)	172	—	—	(17,038)
Gain on contribution of securities to the retirement benefit trust	(11,945)	724	—	—	—	(11,221)
Valuation differences due to business combination	(24,579)	4,005	—	(430)	—	(21,004)
Others	(3,165)	594	—		171	(2,400)

Total deferred tax liabilities	(88,364)	5,285	7,530	(430)	171	(75,808)
Offset with deferred tax asset	62,352					52,275

Total deferred tax liabilities, net	(26,012)					(23,533)

Net deferred tax asset	124,499					141,650

The NEC Group considers the probability that a portion, or all of future deductible temporary differences or unused tax losses can be utilized against future taxable profits in the recognition of deferred tax assets. In assessing recoverability of deferred tax assets, the NEC Group considers the scheduled reversal of taxable temporary differences, projected future taxable profits and tax planning strategies. Based on the level of historical taxable profits and projected future taxable profits, reversal of taxable temporary differences
,
and tax planning
strategies

d
uring the periods in which the temporary differences become deductible, the NEC Group believes that it is probable that tax benefits of recognized deferred tax assets as of March 31, 2020, can be utilized.
The tax effect by applicable tax rates of deductible temporary differences and tax losses carried forward for which deferred tax assets were not recognized as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Deductible temporary differences	225,759	134,788
Unused tax losses carried forward	85,946	75,761

Total	311,705	210,549

The tax effect by applicable tax rates of unused tax losses as of March 31, 2019 and 2020, for which deferred tax assets were not recognized will expire as follows:

	JPY (millions)
	2019	2020
The 1 st year	3,553	1,501
The 2 nd year	1,548	1,099
The 3 rd year	1,420	394
The 4 th year	578	519
The 5 th year and thereafter	78,847	72,248

Total	85,946	75,761

The aggregate amounts of temporary differences relating to investments in subsidiaries for which no deferred tax liabilities were recognized were 143,969 million JPY and 145,707 million JPY as of March 31, 2019 and 2020, respectively.